Long-term debt - Schedule of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 3,122,710	$ 2,995,729
Current portion	(72,518)	(81,482)
Long-term debt, excluding current portion	3,050,192	2,914,247
One Billion Three Hundred Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	1,032,745	1,032,745
Long-term debt, credit facility	1,032,745	1,032,745
Three Hundred Sixty Five Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	315,800	323,200
Long-term debt, credit facility	315,800	323,200
Two Hundred Eighteen Million Four Hundred Thousand Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	217,661	217,661
Long-term debt, credit facility	217,661	217,661
Nine Hundred Twenty Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	890,257	890,257
Long-term debt, credit facility	890,257	890,257
One Hundred Fifty Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	150,000	79,672
Long-term debt, credit facility	150,000	79,672
Two Hundred Ninety One Million Two Hundred Thousand Credit Facility[Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	269,895	202,026
Long-term debt, credit facility	269,895	202,026
Two Hundred Thirty Five Million Three Hundred Thousand Credit Facility Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	226,352	182,168
Long-term debt, credit facility	226,352	182,168
Fifty Three Million Term Loan Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility		53,000
Long-term debt, credit facility		53,000
Fifteen Million Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	15,000	15,000
Long-term debt, credit facility	15,000	15,000
Five Million Line Of Credit [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	5,000
Long-term debt, credit facility	$ 5,000